Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 116,523	¥ 81,958
Operating leases	¥ 254,745	¥ 85,924
Weighted average remaining lease term, Operating leases	1 year 11 months 12 days	2 years 1 month 28 days
Weighted average discount rate, Operating leases	5.95%	5.37%